Utility Plant - Asset Retirement Obligation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Asset retirement obligation at beginning of period	$ 25,416	$ 24,095
New asset retirement obligation recognized in the period	350	0
Liability settled in the period	(1,722)	(2,341)
Revisions in estimated cash flows	1,154	2,413
Accretion expense	1,342	1,249
Asset retirement obligation at end of period	$ 26,540	$ 25,416